Loss Per Share (Details) - Schedule of diluted loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of diluted loss per share [Abstract]
Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	$ (13,125)	$ (7,845)	$ (12,998)
Adjustment in respect of the finance income relating to B warrants and warrants (U.S. dollars in thousands)			(1,462)
Adjustment in respect of the finance income relating to convertible debentures (U.S. dollars in thousands)		(1,692)
Total loss per share	$ (13,125)	$ (9,537)	$ (14,460)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	27,106	11,074	340
Adjustment in respect of the incremental shares assuming the conversion to B warrants and warrants (in thousands)			11
Adjustment respect of the incremental shares assuming the conversion to convertible debentures (in thousands)		1,911
Total weighted average of the number of ordinary shares	27,106	12,985	351
Diluted loss per share (U.S. dollar)	$ (0.48)	$ (0.84)	$ (41.25)